Organization and Business Description (Details) - Schedule of YS group's current legal entity	12 Months Ended
Mar. 31, 2023
YS Biopharma Co., Ltd. (“YS Biopharma”) [Member]
Organization and Business Description (Details) - Schedule of YS group's current legal entity [Line Items]
Nature of Operations	Holding Company	[1]
Date of Incorporation	Nov. 16, 2020	[1]
Place of Incorporation	Cayman Islands	[1]
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”) [Member]
Organization and Business Description (Details) - Schedule of YS group's current legal entity [Line Items]
Nature of Operations	Holding Company
Date of Incorporation	Dec. 28, 2020
Place of Incorporation	Hong Kong
Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”) [Member]
Organization and Business Description (Details) - Schedule of YS group's current legal entity [Line Items]
Nature of Operations	Research and development of vaccines and therapeutic biologics	[2]
Date of Incorporation	Nov. 28, 2009	[2]
Place of Incorporation	Singapore	[2]
Yisheng US Biopharma Inc. (“US Yisheng”) [Member]
Organization and Business Description (Details) - Schedule of YS group's current legal entity [Line Items]
Nature of Operations	Research of vaccines and therapeutic biologics
Date of Incorporation	Sep. 29, 2009
Place of Incorporation	US
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”) [Member]
Organization and Business Description (Details) - Schedule of YS group's current legal entity [Line Items]
Nature of Operations	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	[3]
Date of Incorporation	May 26, 1994	[3]
Place of Incorporation	PRC	[3]
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”) [Member]
Organization and Business Description (Details) - Schedule of YS group's current legal entity [Line Items]
Nature of Operations	Research and development of vaccines and therapeutic biologics
Date of Incorporation	Feb. 04, 2021
Place of Incorporation	PRC
Hudson Biomedical Group Co., Ltd. [Member]
Organization and Business Description (Details) - Schedule of YS group's current legal entity [Line Items]
Nature of Operations	Purpose of effecting a merger
Date of Incorporation	Aug. 15, 2022
Place of Incorporation	Cayman Islands

[1]	YS Biopharma, formerly known as Yisheng Bio Co., Ltd with the name changed on March 16, 2023.
[2]	Singapore Yisheng was incorporated November 28, 2009, and acquired by YS Group in fiscal 2011
[3]	Liaoning Yisheng was incorporated May 26, 1994, and acquired by YS Group in fiscal 2005.